Provisions - Summary of Provisions (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Current
Current provisions	₨ 79,418.5		$ 1,218.5	₨ 58,082.7
Non-current
Non-current provisions	109,493.3		1,680.0	90,025.1
Liability for assets classified as held for sale	10,701.8		164.2
Employee benefits obligations [Member]
Non-current
Non-current provisions	7,380.0		113.2	7,329.7
Product warranty [Member]
Current
Current provisions	64,815.0		994.5	46,706.4
Non-current
Non-current provisions	94,521.6		1,450.3	73,592.6
Balance at the beginning	120,299.0	$ 1,845.8
Provision made during the year	85,338.8	1,309.4
Provision used during the year	(65,905.9)	(1,011.2)
Impact of discounting	1,521.3	23.3
Impact of foreign exchange translation	18,130.3	278.2
Liability for assets classified as held for sale	(46.9)		(0.7)
Balance at the end	159,336.6	2,444.8
Current	64,815.0		994.5
Non-current	94,521.6		1,450.3
Legal and product liability [Member]
Current
Current provisions	10,999.2		168.8	8,809.6
Non-current
Non-current provisions	2,199.5		33.7	3,845.2
Balance at the beginning	12,654.8	194.2
Provision made during the year	2,091.3	32.1
Provision used during the year	(3,161.3)	(48.6)
Impact of foreign exchange translation	1,613.9	24.8
Balance at the end	13,198.7	202.5
Current	10,999.2		168.8
Non-current	2,199.5		33.7
Provision for residual risk [Member]
Current
Current provisions	622.0		9.5	548.0
Non-current
Non-current provisions	2,547.6		39.1	2,190.7
Balance at the beginning	2,738.7	42.0
Provision made during the year	441.0	6.8
Provision used during the year	(211.1)	(3.2)
Impact of foreign exchange translation	201.0	3.0
Balance at the end	3,169.6	48.6
Current	622.0		9.5
Non-current	2,547.6		39.1
Provision for environmental liability [Member]
Current
Current provisions	978.8		15.0	965.8
Non-current
Non-current provisions	1,500.5		23.0	1,780.0
Balance at the beginning	2,745.8	42.1
Provision made during the year	(147.9)	(2.3)
Provision used during the year	(456.4)	(7.0)
Impact of foreign exchange translation	337.8	5.2
Balance at the end	2,479.3	$ 38.0
Current	978.8		15.0
Non-current	1,500.5		23.0
Employee related and other provisions [Member]
Current
Current provisions	2,003.5		30.7	1,052.9
Other provisions [Member]
Non-current
Non-current provisions	₨ 1,344.1		$ 20.7	₨ 1,286.9